iShares
®
Texas Equity ETF
Schedule of Investments
(unaudited)
June 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.5%
ATI, Inc.
(a)
.............................. 320 $ 27,629
Intuitive Machines, Inc., Class A
(a)
.............. 249 2,707
Kratos Defense & Security Solutions, Inc.
(a)
....... 370 17,186
47,522
a
Automobile Components  — 0.0%
XPEL, Inc.
(a)
............................ 51 1,831
a
Automobiles  — 9.8%
Tesla, Inc.
(a)
............................. 3,093 982,522
a
Banks  — 0.9%
Comerica, Inc. ........................... 311 18,551
Cullen/Frost Bankers, Inc. ................... 138 17,739
First Financial Bankshares, Inc. ............... 311 11,190
Hilltop Holdings, Inc. ....................... 119 3,612
International Bancshares Corp. ............... 133 8,852
Prosperity Bancshares, Inc. .................. 217 15,242
Southside Bancshares, Inc. .................. 63 1,854
Stellar Bancorp, Inc. ....................... 128 3,581
Texas Capital Bancshares, Inc.
(a)
.............. 111 8,813
Triumph Financial, Inc.
(a)
.................... 53 2,921
Veritex Holdings, Inc. ...................... 120 3,132
95,487
a
Biotechnology  — 0.5%
Natera, Inc.
(a)
........................... 298 50,344
a
Building Products  — 0.9%
AZZ, Inc. .............................. 68 6,425
Builders FirstSource, Inc.
(a)
.................. 257 29,989
CSW Industrials, Inc. ...................... 38 10,900
Lennox International, Inc. ................... 73 41,846
Quanex Building Products Corp. ............... 110 2,079
91,239
a
Capital Markets  — 3.8%
Charles Schwab Corp. (The) ................. 3,911 356,840
P10, Inc., Class A ........................ 122 1,247
TPG, Inc., Class A ........................ 298 15,630
Victory Capital Holdings, Inc., Class A ........... 103 6,558
380,275
a
Chemicals  — 0.6%
Celanese Corp. .......................... 257 14,220
Huntsman Corp. ......................... 400 4,168
LyondellBasell Industries N.V., Class A .......... 588 34,022
Orion SA .............................. 130 1,364
Westlake Corp. .......................... 77 5,846
59,620
a
Commercial Services & Supplies  — 2.9%
CECO Environmental Corp.
(a)
................. 70 1,982
Copart, Inc.
(a)
........................... 2,028 99,514
Waste Management, Inc. .................... 849 194,268
295,764
a
Communications Equipment  — 0.0%
Applied Optoelectronics, Inc.
(a)
................ 121 3,108
a
Construction & Engineering  — 2.7%
AECOM ............................... 302 34,084
Arcosa, Inc. ............................ 113 9,798
Comfort Systems USA, Inc. .................. 80 42,897
Security Shares Value
a
Construction & Engineering (continued)
Fluor Corp.
(a)
............................ 380 $ 19,482
Great Lakes Dredge & Dock Corp.
(a)
............ 177 2,158
IES Holdings, Inc.
(a)
....................... 21 6,221
Primoris Services Corp. .................... 123 9,586
Quanta Services, Inc. ...................... 338 127,791
Sterling Infrastructure, Inc.
(a)
................. 68 15,690
267,707
a
Construction Materials  — 0.2%
Eagle Materials, Inc. ....................... 77 15,563
United States Lime & Minerals, Inc. ............. 23 2,295
17,858
a
Consumer Finance  — 0.1%
FirstCash Holdings, Inc. .................... 93 12,568
a
Consumer Staples Distribution & Retail  — 0.8%
Sysco Corp. ............................ 1,112 84,223
a
Diversified Consumer Services  — 0.3%
Carriage Services, Inc. ..................... 38 1,738
Service Corp. International .................. 320 26,048
27,786
a
Diversified Telecommunication Services  — 5.0%
AST SpaceMobile, Inc., Class A
(a)
.............. 393 18,365
AT&T, Inc. .............................. 16,083 465,442
Frontier Communications Parent, Inc.
(a)
.......... 538 19,583
503,390
a
Electric Utilities  — 0.7%
NRG Energy, Inc. ......................... 453 72,743
a
Electrical Equipment  — 0.1%
Powell Industries, Inc. ...................... 22 4,630
Thermon Group Holdings, Inc.
(a)
............... 80 2,246
6,876
a
Electronic Equipment, Instruments & Components  — 0.4%
Flex Ltd.
(a)
.............................. 873 43,580
a
Energy Equipment & Services  — 3.6%
Archrock, Inc. ........................... 380 9,435
Aris Water Solutions, Inc., Class A ............. 72 1,703
Atlas Energy Solutions, Inc. .................. 192 2,567
Baker Hughes Co., Class A .................. 2,273 87,147
Bristow Group, Inc.
(a)
...................... 70 2,308
Cactus, Inc., Class A ...................... 158 6,908
ChampionX Corp. ........................ 442 10,979
Core Laboratories, Inc. ..................... 110 1,267
Expro Group Holdings N.V.
(a)
................. 253 2,173
Halliburton Co. .......................... 1,967 40,088
Helix Energy Solutions Group, Inc.
(a)
............ 330 2,059
Innovex International, Inc.
(a)
.................. 100 1,562
Kodiak Gas Services, Inc. ................... 122 4,181
Noble Corp. PLC ......................... 288 7,646
NOV, Inc. .............................. 858 10,665
Oceaneering International, Inc.
(a)
.............. 212 4,393
Patterson-UTI Energy, Inc. .................. 801 4,750
ProPetro Holding Corp.
(a)
.................... 200 1,194
Schlumberger N.V. ........................ 3,119 105,422
Seadrill Ltd.
(a)
........................... 142 3,728
Select Water Solutions, Inc., Class A ............ 247 2,134
Solaris Energy Infrastructure, Inc. .............. 82 2,320
TechnipFMC PLC ........................ 952 32,787
Tidewater, Inc.
(a)
......................... 118 5,443

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Texas Equity ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Energy Equipment & Services (continued)
Weatherford International PLC ................ 162 $ 8,150
361,009
a
Entertainment  — 0.1%
Cinemark Holdings, Inc. .................... 240 7,243
a
Financial Services  — 0.2%
Mr Cooper Group, Inc.
(a)
.................... 143 21,337
a
Food Products  — 0.2%
Darling Ingredients, Inc.
(a)
................... 360 13,658
Vital Farms, Inc.
(a)
........................ 80 3,082
16,740
a
Gas Utilities  — 0.6%
Atmos Energy Corp. ....................... 362 55,788
a
Health Care Equipment & Supplies  — 0.1%
Integer Holdings Corp.
(a)
.................... 78 9,592
Omnicell, Inc.
(a)
.......................... 111 3,263
12,855
a
Health Care Providers & Services  — 2.7%
Addus HomeCare Corp.
(a)
................... 42 4,838
AMN Healthcare Services, Inc.
(a)
............... 90 1,860
Castle Biosciences, Inc.
(a)
................... 77 1,572
Concentra Group Holdings Parent, Inc. .......... 267 5,492
CorVel Corp.
(a)
........................... 67 6,886
Enhabit, Inc.
(a)
........................... 112 1,080
McKesson Corp. ......................... 289 211,774
Tenet Healthcare Corp.
(a)
.................... 210 36,960
U.S. Physical Therapy, Inc. .................. 33 2,581
273,043
a
Hotel & Resort REITs  — 0.0%
Summit Hotel Properties, Inc. ................. 240 1,222
a
Hotels, Restaurants & Leisure  — 0.4%
Brinker International, Inc.
(a)
.................. 102 18,394
Dave & Buster's Entertainment, Inc.
(a)
........... 60 1,805
Sabre Corp.
(a)
........................... 870 2,749
Wingstop, Inc. ........................... 63 21,214
44,162
a
Household Durables  — 0.9%
DR Horton, Inc. .......................... 629 81,090
Green Brick Partners, Inc.
(a)
.................. 77 4,842
LGI Homes, Inc.
(a)
........................ 50 2,576
88,508
a
Household Products  — 1.0%
Kimberly-Clark Corp. ...................... 762 98,237
a
Independent Power and Renewable Electricity Producers  — 1.8%
Talen Energy Corp.
(a)
...................... 103 29,949
Vistra Corp. ............................ 777 150,591
180,540
a
Insurance  — 0.4%
Globe Life, Inc. .......................... 197 24,485
Goosehead Insurance, Inc., Class A ............ 57 6,014
Skyward Specialty Insurance Group, Inc.
(a)
........ 81 4,681
Stewart Information Services Corp. ............. 63 4,102
39,282
a
Security Shares Value
a
Interactive Media & Services  — 0.2%
Match Group, Inc. ........................ 560 $ 17,298
a
IT Services  — 0.0%
Applied Digital Corp.
(a)
..................... 401 4,038
a
Leisure Products  — 0.1%
YETI Holdings, Inc.
(a)
...................... 189 5,957
a
Machinery  — 4.4%
Alamo Group, Inc. ........................ 22 4,804
Caterpillar, Inc. .......................... 1,061 411,891
Flowserve Corp. ......................... 300 15,705
Microvast Holdings, Inc.
(a)
................... 451 1,637
Trinity Industries, Inc. ...................... 190 5,132
439,169
a
Marine Transportation  — 0.1%
Kirby Corp.
(a)
............................ 130 14,743
a
Media  — 0.1%
Nexstar Media Group, Inc. ................... 63 10,896
a
Metals & Mining  — 0.1%
Commercial Metals Co. ..................... 260 12,717
a
Multi-Utilities  — 0.5%
CenterPoint Energy, Inc. .................... 1,493 54,853
a
Oil, Gas & Consumable Fuels  — 28.0%
APA Corp. ............................. 812 14,851
Cheniere Energy, Inc. ...................... 507 123,465
Chevron Corp. ........................... 3,740 535,531
Chord Energy Corp. ....................... 137 13,268
Comstock Resources, Inc.
(a)
.................. 169 4,676
ConocoPhillips .......................... 2,902 260,425
Coterra Energy, Inc. ....................... 1,730 43,907
Crescent Energy Co., Class A ................ 413 3,552
CVR Energy, Inc. ......................... 69 1,853
Diamondback Energy, Inc. ................... 438 60,181
EOG Resources, Inc. ...................... 1,267 151,546
Excelerate Energy, Inc., Class A ............... 52 1,525
Exxon Mobil Corp. ........................ 8,802 948,856
HF Sinclair Corp. ......................... 367 15,076
Kinder Morgan, Inc. ....................... 4,459 131,095
Kinetik Holdings, Inc., Class A ................ 100 4,405
Kosmos Energy Ltd.
(a)
...................... 1,060 1,823
Magnolia Oil & Gas Corp., Class A ............. 422 9,487
Matador Resources Co. .................... 270 12,884
Murphy Oil Corp. ......................... 307 6,907
NextDecade Corp.
(a)
....................... 302 2,691
Occidental Petroleum Corp. .................. 1,543 64,821
Par Pacific Holdings, Inc.
(a)
.................. 131 3,475
Permian Resources Corp., Class A ............. 1,461 19,899
Phillips 66 .............................. 933 111,307
Range Resources Corp. .................... 549 22,328
Sable Offshore Corp., Class A
(a)
............... 157 3,451
Talos Energy, Inc.
(a)
....................... 272 2,307
Targa Resources Corp. ..................... 492 85,647
Texas Pacific Land Corp. .................... 43 45,425
Uranium Energy Corp.
(a)
.................... 982 6,678
Valero Energy Corp. ....................... 717 96,379
Viper Energy, Inc., Class A .................. 301 11,477
2,821,198
a

iShares
®
Texas Equity ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Passenger Airlines  — 0.5%
American Airlines Group, Inc.
(a)
................ 1,500 $ 16,830
Southwest Airlines Co. ..................... 1,171 37,987
54,817
a
Professional Services  — 0.6%
Acuren Corp.
(a)
.......................... 233 2,572
Insperity, Inc. ............................ 87 5,230
Jacobs Solutions, Inc. ...................... 278 36,543
KBR, Inc. .............................. 292 13,999
58,344
a
Real Estate Management & Development  — 1.0%
CBRE Group, Inc., Class A
(a)
................. 681 95,422
Howard Hughes Holdings, Inc.
(a)
............... 77 5,197
100,619
a
Residential REITs  — 0.8%
Camden Property Trust ..................... 247 27,835
Invitation Homes, Inc. ...................... 1,410 46,248
NexPoint Residential Trust, Inc. ............... 60 1,999
76,082
a
Retail REITs  — 0.0%
NETSTREIT Corp. ........................ 190 3,217
Whitestone REIT ......................... 102 1,273
4,490
a
Semiconductors & Semiconductor Equipment  — 4.6%
Cirrus Logic, Inc.
(a)
........................ 122 12,719
Diodes, Inc.
(a)
........................... 107 5,659
Silicon Laboratories, Inc.
(a)
................... 72 10,610
Texas Instruments, Inc. ..................... 2,083 432,473
461,461
a
Software  — 11.9%
Alkami Technology, Inc.
(a)
................... 153 4,611
Crowdstrike Holdings, Inc., Class A
(a)
............ 560 285,214
Digital Turbine, Inc.
(a)
...................... 231 1,363
Security Shares Value
a
Software (continued)
E2open Parent Holdings, Inc., Class A
(a)
......... 417 $ 1,347
Oracle Corp. ............................ 3,797 830,138
PROS Holdings, Inc.
(a)
..................... 100 1,566
Q2 Holdings, Inc.
(a)
........................ 141 13,196
SailPoint, Inc.
(a)
.......................... 138 3,155
Tyler Technologies, Inc.
(a)
................... 99 58,691
1,199,281
a
Specialized REITs  — 2.4%
Crown Castle, Inc. ........................ 993 102,011
Digital Realty Trust, Inc. .................... 772 134,583
236,594
a
Specialty Retail  — 0.5%
Academy Sports & Outdoors, Inc. .............. 158 7,080
GameStop Corp., Class A
(a)
.................. 939 22,902
Group 1 Automotive, Inc. .................... 29 12,665
Sally Beauty Holdings, Inc.
(a)
................. 263 2,435
Upbound Group, Inc. ...................... 120 3,012
48,094
a
Technology Hardware, Storage & Peripherals  — 1.5%
Dell Technologies, Inc., Class C ............... 729 89,375
Hewlett Packard Enterprise Co. ............... 3,010 61,555
150,930
a
Trading Companies & Distributors  — 0.2%
DNOW, Inc.
(a)
........................... 261 3,871
DXP Enterprises, Inc.
(a)
..................... 30 2,629
MRC Global, Inc.
(a)
........................ 212 2,907
NPK International, Inc.
(a)
.................... 182 1,549
Rush Enterprises, Inc., Class A ............... 148 7,623
18,579
Total Investments — 99.7%
(Cost: $10,012,388) ................................. 10,034,569
Other Assets Less Liabilities — 0.3% ..................... 29,092
Net Assets — 100.0% ................................. $ 10,063,661
(a)
Non-income producing security.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
06/23/25
(a)
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
  Shares Held
at 06/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(b)
......... $ —  $ —  $ —
(c)
$ —  $ —  $ —  —  $ 10  $ —
(a)
Commencement of operations.
(b)
As of period end, the entity is no longer held.
(c)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Texas Equity ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,034,569  $ —  $ —  $ 10,034,569
$ —  $ —  $ —  $ —
a
Portfolio Abbreviation
REIT Real Estate Investment Trust